Convertible Debenture	6 Months Ended
Jun. 30, 2025
Convertible Debenture [Abstract]
CONVERTIBLE DEBENTURE

NOTE 6:- CONVERTIBLE DEBENTURE

On February 25, 2025, the Company entered into securities purchase agreements (the “Securities Purchase Agreements”) with certain investors, pursuant to which the Company agreed to sell and issue to the investors convertible debentures (the “Debentures”) in the aggregate principal amount of $4,200 (the “Subscription Amount”), which are convertible into the Company’s Ordinary Shares, no par value per share and, as converted, the “Conversion Shares”), at a purchase price equal to 95% of the Subscription Amount. The issuance and sale of the Debentures was subject to certain conditions and limitations.

The Debentures mature on the one-year anniversary of the issuance date of the Debentures. Further, interest accrues on the outstanding principal balance of the Debentures at an annual rate of 8%, which will increase to an annual rate of 18% upon an Event of Default (as defined in the Debentures) for so long as such Event of Default remains uncured. The investors will have the right to convert the Debentures into Ordinary Shares at the lower of (i) 110% of volume weighted average price of the Ordinary Shares the trading day immediately preceding the closing or (ii) 95% of the lowest daily volume weighted average price of the Ordinary Shares during the twenty (20) consecutive trading days immediately preceding the conversion date or other date of determination (the “Market Price”); provided that the Market Price may not be lower than the floor price, which will be equal to 20% of the volume weighted average price of the Ordinary Shares on the day prior to the closing.

At the closing of the transaction, the Company issued to the investors 172,174 warrants which are exercisable into a number of Ordinary Shares equal to the Subscription Amount applicable to the investors divided by a price equal to 130% of the volume weighted average price of the Ordinary Shares immediately prior to the closing date, or $11.6172 per warrant. The warrants are exercisable for a term of five years from the issuance date (see also note 9b).

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The Debentures fair value was calculated using the Monte Carlo model using the following inputs:

	June 30, 2025	February 25, 2025
Dividend yield (%)	0	0
Expected volatility (%)	160.81	114.21
Risk-free interest rate (%)	4.29	4.12
Underlying share price ($)	6.53	7.78
Debentures fair value ($)	2,086	2,114

During the six months ended June 30, 2025 and 2024, the Company recorded financial income from the change in fair value of the Debentures in the amount of $28 and $nil, respectively.

In August 2025, certain of the investors submitted to the Company notices of conversion (the “Conversion Notices”) to convert outstanding principal and accrued interest of the Debentures, pursuant to which the Company issued an aggregate of 1,028,598 Ordinary Shares to such investors (see Note 14).